Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 364	$ 364
Employee related accruals	55	68
Indirect taxes payable	73	47
Other payables and accruals	66	38
Income taxes payable	18	9
Foreign exchange forward contracts	3	16
Accounts payable and accrued liabilities	$ 579	$ 542